BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Basis Of Preparation Of Financial Statements [Abstract]
Schedule of Significant Investments in Subsidiaries
The consolidated information disclosed in these consolidated financial statements includes the following subsidiaries:

Subsidiary	Main business	Country	% of direct and indirect interest as of
			December 31, 2024	December 31, 2023	December 31, 2022
Cofesur S.A.U.	Investment	Argentina	100.00	100.00	100.00
Ferrosur Roca S.A. (1)	Rail freight transportation	Argentina	80.00	80.00	80.00
Recycomb S.A.U.	Waste recycling	Argentina	100.00	100.00	100.00
(1)Directly controlled by Cofesur S.A.U.

Schedule of Financial Information of Subsidiaries with Material Non-controlling Interests
Below is a summary of the financial information for Ferrosur Roca S.A., a subsidiary in which shareholders outside the Group have a material non-controlling interest.

	2024	2023
Current assets	12,736,823	14,007,691
Non-current assets	11,916,581	13,106,205
Current liabilities	17,173,196	16,057,162
Non-current liabilities	2,558,802	5,047,386
Shareholders’ equity attributable to owners of the parent company	3,937,125	4,807,478
Non-controlling interest	984,281	1,201,870

	2024	2023	2022
Revenues	64,903,723	72,440,103	79,232,059
Financial results, net	200,810	(2,270,201)	1,550,793
Depreciation	(5,789,373)	(6,020,708)	(18,285,235)
Income tax	2,230,356	(1,204,181)	3,161,991
Net losses for the year	(784,195)	(10,333,299)	(11,537,955)

	2024	2023	2022
Net cash generated by (used in) operating activities	5,777,249	(4,318,912)	(610,350)
Net cash (used in) generated by investing activities	(5,574,592)	7,251,154	(6,129,617)
Net cash generated by (used in) financing activities	469,830	(2,642,954)	7,387,093
Effects of the exchange rate differences on cash and cash equivalents in foreign currency	(436,689)	(497,503)	(381,899)